File No. 333-128915


                    SECURITIES AND EXCHANGE COMMISSION
                        WASHINGTON, D.C. 20549-1004

                              POST-EFFECTIVE
                              AMENDMENT NO. 5

                                    TO

                                 FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2


                                  FT 1072
         NEW YORK MUNICIPAL INCOME CLOSED-END PORTFOLIO, SERIES 10
                           (Exact Name of Trust)

                        FIRST TRUST PORTFOLIOS L.P.
                         (Exact Name of Depositor)

                          120 East Liberty Drive
                                 Suite 400
                         Wheaton, Illinois  60187

       (Complete address of Depositor's principal executive offices)



          FIRST TRUST PORTFOLIOS L.P. CHAPMAN AND CUTLER LLP
          Attn:  James A. Bowen       Attn:  Eric F. Fess
          120 East Liberty Drive      111 West Monroe Street
          Suite 400                   Chicago, Illinois  60603
          Wheaton, Illinois  60187


             (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:____:    immediately upon filing pursuant to paragraph (b)
:__X_:    January 31, 2011
:____:    60 days after filing pursuant to paragraph (a)
:____:    on (date) pursuant to paragraph (a) of rule (485 or 486)



                   CONTENTS OF POST-EFFECTIVE AMENDMENT
                         OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The purpose of the Amendment

                          The signatures


                       THE PURPOSE OF THE AMENDMENT

     The purpose of this amendment is to terminate the declaration made pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940, as amended, because Units of FT 1072 are no longer being offered for sale in the secondary market. A final Rule 24f-2 Notice with respect to such series has been filed concurrently with this filing.


                                SIGNATURES

     Pursuant  to  the  requirements of the Securities Act  of  1933,  the
Registrant, FT 1072, NEW YORK MUNICIPAL INCOME CLOSED-END PORTFOLIO, SERIES 10, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Wheaton and State of Illinois on January 31, 2011.

                         FT 1072

                         NEW YORK MUNICIPAL INCOME CLOSED-END PORTFOLIO,
                           SERIES 10
                                    (Registrant)

                         By:   FIRST TRUST PORTFOLIOS L.P.
                                    (Depositor)


                         By:   Jason T. Henry
                               Senior Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following person in the capacity and on the date indicated:

       NAME                TITLE*                 DATE

James A. Bowen            Director           )
                          of The Charger     )
                          Corporation, the   ) January 31, 2011
                          General Partner of )
                          First Trust        )
                          Portfolios L.P.    )
                                             )
                                             )
                                             )
                                             ) Jason T. Henry
                                             ) Attorney-in-Fact**
                                             )
                                             )
                                             )

       * The title of the person named herein represents his capacity in and relationship to First Trust Portfolios L.P., Depositor.

       ** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with Amendment No. 2 to Form S-6 of FT 2669 (File No. 333-169625) and the same is hereby incorporated herein by this reference.